Related Party Transactions - Summary of Gain Or Loss From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Description of other related parties with transactions		Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023, 2024 and 2025.	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023, 2024 and 2025.	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023, 2024 and 2025.
W Service Networks Co., Ltd.
Related party transactions [abstract]
Other income		₩ 37	₩ 35	₩ 0
Fees expenses		280	483	552
Other expenses		1,031	1,095	1,575
Interest expenses		₩ 30	₩ 37	₩ 35
Description of nature of related party relationship		Associates	Associates	Associates
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Fees expenses		₩ 5,228	₩ 3,986	₩ 4,047
Other expenses		61	155	143
Interest expenses		₩ 10	₩ 0	₩ 9
Description of nature of related party relationship		Associates	Associates	Associates
Korea Finance Security Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 152	₩ 142	₩ 181
Provision (Reversal) of allowance for credit loss		(22)	(32)	26
Other expenses		25	25	33
Interest expenses		₩ 2	₩ 3	₩ 3
Description of nature of related party relationship		Associates	Associates	Associates
LOTTE CARD Co.,Ltd.
Related party transactions [abstract]
Interest income		₩ 1,525	₩ 1,586	₩ 10
Fees expenses		1,382	0	0
Provision (Reversal) of allowance for credit loss		15	11	(455)
Interest expenses		2,593	4,127	5,665
Fees income		4,103	4,019	4,164
Gain on derivatives		248	1,075	0
Loss on derivatives		₩ 1,318	₩ 457	₩ 0
Description of nature of related party relationship		Associates	Associates	Associates
K BANK Co., Ltd.
Related party transactions [abstract]
Fees expenses	[1]	₩ 6	₩ 0	₩ 339
Other expenses	[1]	2	0	0
Fees income		₩ 171	₩ 269	₩ 190
Description of nature of related party relationship		Associates	Associates	Associates
Others
Related party transactions [abstract]
Other income	[2]	₩ 7,457	₩ 2,890	₩ 4,760
Interest income	[2]	2,233	844	682
Provision (Reversal) of allowance for credit loss	[2]	(264)	212	(27)
Other expenses	[2]	0	1,612	836
Interest expenses	[2]	14,017	18,045	9,333
Fees income	[2]	32,348	53,562	15,295
Dividend income	[2]	₩ 0	₩ 3,729	₩ 1,700
Description of nature of related party relationship		Associates	Associates	Associates

[1]	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., for the years ended December 31, 2024 and 2025.
[2]	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023, 2024 and 2025.